EMPOWER FUNDS, INC.
("Empower Funds")
Empower Real Estate Index Fund
Institutional Class Ticker / MXSFX
Investor Class Ticker / MXREX

(the "Fund")
Quarterly Holdings Report

March 31, 2026
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds.  Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 10.89%
372,746	American Homes 4 Rent Class A REIT	$ 10,407,068
161,891	AvalonBay Communities Inc REIT	26,444,895
118,230	Camden Property Trust REIT	11,546,342
19,097	Centerspace REIT	1,097,123
393,085	Equity Residential REIT	23,250,978
73,679	Essex Property Trust Inc REIT	17,830,318
270,801	Independence Realty Trust Inc REIT	4,032,227
644,821	Invitation Homes Inc REIT	16,023,802
133,657	Mid-America Apartment Communities Inc REIT	16,322,193
24,939	NexPoint Residential Trust Inc REIT	623,475
343,852	UDR Inc REIT(a)	11,615,320
		139,193,741
Diversified REITS — 16.35%
54,130	American Assets Trust Inc REIT	996,533
216,338	Broadstone Net Lease Inc REIT	3,952,495
369,235	Digital Realty Trust Inc REIT	66,539,840
87,054	EPR Properties REIT	4,349,218
112,339	Equinix Inc REIT	110,119,183
35,580	Fermi Inc REIT(a)(b)	207,787
55,338	Gladstone Commercial Corp REIT	632,513
225,416	Global Net Lease Inc REIT	2,109,894
92,576	UMH Properties Inc REIT	1,335,872
92,865	Veris Residential Inc REIT	1,752,363
250,559	WP Carey Inc REIT	17,027,990
		209,023,688
Health Care REITS — 21.57%
178,327	Alexandria Real Estate Equities Inc REIT	8,277,939
202,841	American Healthcare Inc REIT(a)	9,565,981
255,428	CareTrust Inc REIT	9,361,436
14,409	Chiron Real Estate Inc REIT	476,650
29,275	Community Healthcare Trust Inc REIT	465,180
249,171	Diversified Healthcare Trust REIT	1,654,495
398,854	Healthcare Realty Trust Inc REIT	6,776,530
794,673	Healthpeak Properties Inc REIT	13,056,478
563,930	Medical Properties Trust Inc REIT(a)	2,610,996
54,467	National Health Investors Inc REIT	4,404,202
337,937	Omega Healthcare Investors Inc REIT	14,808,399
63,022	Sila Realty Trust Inc REIT	1,492,361
Shares		Fair Value
Health Care REITS — (continued)
14,594	Universal Health Realty Income Trust REIT	$ 590,619
543,048	Ventas Inc REIT	44,410,466
797,771	Welltower Inc REIT	157,727,304
		275,679,036
Hotels REITS — 2.77%
251,553	Apple Hospitality Inc REIT(a)	2,895,375
232,902	DiamondRock Hospitality Co REIT	2,182,292
731,225	Host Hotels & Resorts Inc REIT	14,010,271
228,551	Park Hotels & Resorts Inc REIT(a)	2,406,642
129,879	Pebblebrook Hotel Trust REIT(a)	1,640,372
170,492	RLJ Lodging Trust REIT(a)	1,265,050
72,036	Ryman Hospitality Properties Inc REIT	6,646,762
180,649	Service Properties Trust REIT(a)	244,779
119,546	Summit Hotel Properties Inc REIT	528,393
217,125	Sunstone Hotel Investors Inc REIT	1,956,296
108,396	Xenia Hotels & Resorts Inc REIT	1,607,513
		35,383,745
Manufactured Homes REITS — 2.39%
221,620	Equity LifeStyle Properties Inc REIT	13,833,520
132,912	Sun Communities Inc REIT	16,741,596
		30,575,116
Office Property REITS — 2.95%
198,597	Brandywine Realty Trust REIT	538,198
168,585	BXP Inc REIT(a)	8,749,561
129,163	COPT Defense Properties REIT	3,952,388
192,060	Cousins Properties Inc REIT	4,334,794
191,466	Douglas Emmett Inc REIT	1,803,610
50,031	Easterly Government Properties Inc REIT	1,072,164
158,651	Empire State Realty Trust Inc Class A REIT	824,985
125,688	Highwoods Properties Inc REIT	2,690,980
61,957	Hudson Pacific Properties Inc REIT(b)	366,166
67,664	JBG SMITH Properties REIT(a)	988,571
124,650	Kilroy Realty Corp REIT(a)	3,516,377
16,701	NET Lease Office Properties REIT	192,396
142,367	Piedmont Realty Trust Inc REIT(b)	935,351
81,360	SL Green Realty Corp REIT	3,005,438

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
183,118	Vornado Realty Trust REIT	$ 4,759,237
		37,730,216
Regional Malls REITS — 6.26%
17,613	CBL & Associates Properties Inc REIT	676,868
292,830	Macerich Co REIT	5,534,487
371,834	Simon Property Group Inc REIT	69,358,195
131,611	Tanger Inc REIT	4,472,142
		80,041,692
Shopping Centers REITS — 5.76%
149,820	Acadia Realty Trust REIT	2,864,558
350,537	Brixmor Property Group Inc REIT	10,095,466
110,833	Curbline Properties Corp REIT	2,858,383
89,765	Federal Realty Investment Trust REIT	9,533,941
770,719	Kimco Realty Corp REIT	17,318,056
247,540	Kite Realty Group Trust REIT	6,077,107
110,763	NETSTREIT Corp REIT(a)	2,085,667
143,832	Phillips Edison & Co Inc REIT	5,382,193
188,208	Regency Centers Corp REIT	14,239,817
59,983	SITE Centers Corp REIT	323,908
144,011	Urban Edge Properties REIT	2,877,340
		73,656,436
Single Tenant REITS — 7.51%
136,976	Agree Realty Corp REIT	10,325,251
240,057	Essential Properties Realty Trust Inc REIT	7,288,130
125,476	Four Corners Property Trust Inc REIT	2,967,507
62,667	Getty Realty Corp REIT	1,992,811
217,165	NNN Inc REIT	9,127,445
1,051,768	Realty Income Corp REIT	64,347,166
		96,048,310
Storage REITS — 7.45%
260,723	CubeSmart REIT	9,555,498
242,672	Extra Space Storage Inc REIT	31,821,579
80,927	National Storage Affiliates Trust REIT	3,054,185
180,598	Public Storage REIT	48,920,386
63,301	Smartstop Self Storage Inc REIT(a)	1,916,754
		95,268,402
Shares		Fair Value
Warehouse/Industry REITS — 15.08%
325,684	Americold Realty Trust Inc REIT(a)	$ 3,732,339
60,877	EastGroup Properties Inc REIT	11,267,724
151,520	First Industrial Realty Trust Inc REIT	8,765,432
32,039	Innovative Industrial Properties Inc REIT(a)	1,607,076
67,545	LXP Industrial Trust REIT	3,124,632
1,062,805	Prologis Inc REIT	140,481,564
263,222	Rexford Industrial Realty Inc REIT	8,615,256
218,420	STAG Industrial Inc REIT	7,876,225
119,112	Terreno Realty Corp REIT	7,315,859
		192,786,107
TOTAL COMMON STOCK — 98.98% (Cost $1,165,830,963)		$1,265,386,489
GOVERNMENT MONEY MARKET MUTUAL FUNDS
41,700,338	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	41,700,338
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.26% (Cost $41,700,338)		$41,700,338
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.53%
$6,824,900	U.S. Treasury Bills(e) 3.63%, 06/04/2026	6,781,144
TOTAL SHORT TERM INVESTMENTS — 0.53% (Cost $6,781,144)		$6,781,144
TOTAL INVESTMENTS — 102.77% (Cost $1,214,312,445)		$1,313,867,971
OTHER ASSETS & LIABILITIES, NET — (2.77)%		$(35,376,092)
TOTAL NET ASSETS — 100.00%		$1,278,491,879

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
(a)	All or a portion of the security is on loan as of March 31, 2026.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2026.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P 500® Emini Futures	39	USD	12,813	Jun 2026	$(98,000)
				Net Depreciation	$(98,000)
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Fund's investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates

March 31, 2026

Futures Contracts	Exchange traded close price
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2026, all of the Fund's investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following table represents the average month-end volume of the Fund's derivative transactions, if any, during the reporting period:
Empower Real Estate Index Fund
Futures Contracts:
Average long contracts	47
Average notional long	$15,982,828

March 31, 2026